27. Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedule of concentration of risk
	December 31, 2018		December 31, 2017
Customer		% of Total		% of Total
Valta Solar LLC	$8,366	25%	$–	–
Thermi Venture SA.	6,763	20%	7,100	27%
AES Distribution Energy, LLC	3,525	11%	–	–
KDC Solar Designed LLC	4,823	15%	5,348	21%
	$23,477	71%	$12,448	48%